Cash and cash equivalents and borrowings About borrowings company borrowings (Details) € in Thousands, £ in Millions, zł in Millions, $ in Millions	Dec. 31, 2030 EUR (€)	Dec. 31, 2030 USD ($)	Dec. 31, 2030 PLN (zł)	Dec. 31, 2030 GBP (£)	Dec. 31, 2029 EUR (€)	Dec. 31, 2029 USD ($)	Dec. 31, 2029 PLN (zł)	Dec. 31, 2029 GBP (£)	Dec. 31, 2028 EUR (€)	Dec. 31, 2028 USD ($)	Dec. 31, 2028 PLN (zł)	Dec. 31, 2028 GBP (£)	Dec. 31, 2027 EUR (€)	Dec. 31, 2027 USD ($)	Dec. 31, 2027 PLN (zł)	Dec. 31, 2027 GBP (£)	Dec. 31, 2026 EUR (€)	Dec. 31, 2026 USD ($)	Dec. 31, 2026 PLN (zł)	Dec. 31, 2026 GBP (£)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 PLN (zł)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 PLN (zł)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 PLN (zł)	Dec. 31, 2023 GBP (£)
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									€ 11,288,000				€ 11,378,000
Notional amount																									6,438,000				4,990
Not later than one year [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																					€ 3,005,000
Later than one year and not later than two years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																	€ 43,000
Later than two years and not later than three years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount													€ 34,000
Later than three years and not later than four years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount									€ 42,000
Infrastructure project [Member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									8,400,000				7,915,000
Notional amount																									8,554,000				8,070,000
Infrastructure project [Member] | Not later than one year [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																					121,000				76,000
Infrastructure project [Member] | Later than one year and not later than two years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																	241,000				61,000
Infrastructure project [Member] | Later than two years and not later than three years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount													156,000				292,000
Infrastructure project [Member] | Later than three years and not later than four years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount									366,000				62,000
Infrastructure project [Member] | Later than four years and not later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount					€ 275,000				171,000
Infrastructure project [Member] | Later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount	€ 7,394,000				7,407,000
Infrastructure project [Member] | At fair value [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									6,774,000				7,565,000
Infrastructure project [Member] | Carrying amount [Domain]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									8,400,000				7,915,000
Infrastructure project [Member] | Toll roads division [Member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									7,945,000				7,410,000
Infrastructure project [Member] | Airports division [Member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									94,000				104,000
Infrastructure project [Member] | Construction division [Member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									103,000				106,000
Infrastructure project [Member] | Energy and mobility infrastructures division [Member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									211,000				246,000
Infrastructure project [Member] | Infrastructure project obligations
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																									4,930,000				2,636,000
Infrastructure project [Member] | Infrastructure project obligations | Not later than one year [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																					1,000				0
Infrastructure project [Member] | Infrastructure project obligations | Later than one year and not later than two years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																	8,000				1,000
Infrastructure project [Member] | Infrastructure project obligations | Later than two years and not later than three years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount													1,000				7,000
Infrastructure project [Member] | Infrastructure project obligations | Later than three years and not later than four years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount									215,000				1,000
Infrastructure project [Member] | Infrastructure project obligations | Later than four years and not later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount					1,000				1,000
Infrastructure project [Member] | Infrastructure project obligations | Later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount	4,704,000				2,625,000
Infrastructure project [Member] | Infrastructure project obligations | At fair value [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									3,574,000				4,092,000
Infrastructure project [Member] | Infrastructure project obligations | Carrying amount [Domain]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									5,199,000				4,442,000
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																									4,930,000				2,636,000
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | Not later than one year [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																					1,000				0
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | Later than one year and not later than two years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																	8,000				1,000
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | Later than two years and not later than three years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount													1,000				7,000
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | Later than three years and not later than four years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount									215,000				1,000
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | Later than four years and not later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount					1,000				1,000
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | Later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount	4,704,000				2,625,000
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | At fair value [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									3,574,000				4,092,000
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | Carrying amount [Domain]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									5,199,000				4,442,000
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | United States of America, Dollars
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | $																										$ 4,930				$ 2,636
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | United States of America, Dollars | Not later than one year [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | $																						$ 1				0
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | United States of America, Dollars | Later than one year and not later than two years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | $																		$ 8				1
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | United States of America, Dollars | Later than two years and not later than three years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | $														$ 1				7
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | United States of America, Dollars | Later than three years and not later than four years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | $										$ 215				1
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | United States of America, Dollars | Later than four years and not later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | $						$ 1				1
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | United States of America, Dollars | Later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | $		$ 4,704				2,625
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | United States of America, Dollars | At fair value [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings | $																										3,574				4,092
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | United States of America, Dollars | Carrying amount [Domain]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings | $																										5,199				4,442
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | Euro Member Countries, Euro
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																									0				0
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | Euro Member Countries, Euro | Not later than one year [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																					0				0
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | Euro Member Countries, Euro | Later than one year and not later than two years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																	0				0
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | Euro Member Countries, Euro | Later than two years and not later than three years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount													0				0
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | Euro Member Countries, Euro | Later than three years and not later than four years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount									0				0
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | Euro Member Countries, Euro | Later than four years and not later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount					0				0
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | Euro Member Countries, Euro | Later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount	0				0
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | Euro Member Countries, Euro | At fair value [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									0				0
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | Euro Member Countries, Euro | Carrying amount [Domain]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									0				0
Infrastructure project [Member] | Bank borrowings [Member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																									3,624,000				5,434,000
Infrastructure project [Member] | Bank borrowings [Member] | Not later than one year [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																					120,000				76,000
Infrastructure project [Member] | Bank borrowings [Member] | Later than one year and not later than two years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																	233,000				60,000
Infrastructure project [Member] | Bank borrowings [Member] | Later than two years and not later than three years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount													155,000				285,000
Infrastructure project [Member] | Bank borrowings [Member] | Later than three years and not later than four years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount									151,000				61,000
Infrastructure project [Member] | Bank borrowings [Member] | Later than four years and not later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount					274,000				169,000
Infrastructure project [Member] | Bank borrowings [Member] | Later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount	2,690,000				4,782,000
Infrastructure project [Member] | Bank borrowings [Member] | At fair value [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									3,200,000				3,473,000
Infrastructure project [Member] | Bank borrowings [Member] | Carrying amount [Domain]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									3,200,000				3,473,000
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																									3,152,000				4,909,000
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | Not later than one year [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																					98,000				34,000
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | Later than one year and not later than two years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																	104,000				38,000
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | Later than two years and not later than three years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount													130,000				34,000
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | Later than three years and not later than four years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount									122,000				35,000
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | Later than four years and not later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount					133,000				141,000
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | Later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount	2,565,000				4,627,000
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | At fair value [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									2,745,000				2,968,000
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | Carrying amount [Domain]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									2,745,000				2,968,000
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | United States of America, Dollars
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | $																										2,549				4,253
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | United States of America, Dollars | Not later than one year [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | $																						70				3
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | United States of America, Dollars | Later than one year and not later than two years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | $																		71				0
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | United States of America, Dollars | Later than two years and not later than three years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | $														95				0
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | United States of America, Dollars | Later than three years and not later than four years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | $										79				0
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | United States of America, Dollars | Later than four years and not later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | $						82				97
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | United States of America, Dollars | Later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | $		2,153				4,154
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | United States of America, Dollars | At fair value [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings | $																										2,138				2,307
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | United States of America, Dollars | Carrying amount [Domain]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings | $																										2,138				2,307
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | Euro Member Countries, Euro
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																									603,000				656,000
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | Euro Member Countries, Euro | Not later than one year [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																					28,000				31,000
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | Euro Member Countries, Euro | Later than one year and not later than two years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																	33,000				38,000
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | Euro Member Countries, Euro | Later than two years and not later than three years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount													35,000				34,000
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | Euro Member Countries, Euro | Later than three years and not later than four years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount									43,000				35,000
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | Euro Member Countries, Euro | Later than four years and not later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount					51,000				44,000
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | Euro Member Countries, Euro | Later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount	412,000				473,000
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | Euro Member Countries, Euro | At fair value [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									607,000				661,000
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | Euro Member Countries, Euro | Carrying amount [Domain]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									607,000				661,000
Infrastructure project [Member] | Bank borrowings [Member] | Airports division [Member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																									105,000				115,000
Infrastructure project [Member] | Bank borrowings [Member] | Airports division [Member] | Not later than one year [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																					14,000				10,000
Infrastructure project [Member] | Bank borrowings [Member] | Airports division [Member] | Later than one year and not later than two years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																	16,000				14,000
Infrastructure project [Member] | Bank borrowings [Member] | Airports division [Member] | Later than two years and not later than three years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount													18,000				16,000
Infrastructure project [Member] | Bank borrowings [Member] | Airports division [Member] | Later than three years and not later than four years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount									20,000				18,000
Infrastructure project [Member] | Bank borrowings [Member] | Airports division [Member] | Later than four years and not later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount					21,000				20,000
Infrastructure project [Member] | Bank borrowings [Member] | Airports division [Member] | Later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount	16,000				37,000
Infrastructure project [Member] | Bank borrowings [Member] | Airports division [Member] | At fair value [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									94,000				104,000
Infrastructure project [Member] | Bank borrowings [Member] | Airports division [Member] | Carrying amount [Domain]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									94,000				104,000
Infrastructure project [Member] | Bank borrowings [Member] | Airports division [Member] | Euro Member Countries, Euro
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																									105,000				115,000
Infrastructure project [Member] | Bank borrowings [Member] | Airports division [Member] | Euro Member Countries, Euro | Not later than one year [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																					14,000				10,000
Infrastructure project [Member] | Bank borrowings [Member] | Airports division [Member] | Euro Member Countries, Euro | Later than one year and not later than two years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																	16,000				14,000
Infrastructure project [Member] | Bank borrowings [Member] | Airports division [Member] | Euro Member Countries, Euro | Later than two years and not later than three years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount													18,000				16,000
Infrastructure project [Member] | Bank borrowings [Member] | Airports division [Member] | Euro Member Countries, Euro | Later than three years and not later than four years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount									20,000				18,000
Infrastructure project [Member] | Bank borrowings [Member] | Airports division [Member] | Euro Member Countries, Euro | Later than four years and not later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount					21,000				20,000
Infrastructure project [Member] | Bank borrowings [Member] | Airports division [Member] | Euro Member Countries, Euro | Later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount	16,000				37,000
Infrastructure project [Member] | Bank borrowings [Member] | Airports division [Member] | Euro Member Countries, Euro | At fair value [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									94,000				104,000
Infrastructure project [Member] | Bank borrowings [Member] | Airports division [Member] | Euro Member Countries, Euro | Carrying amount [Domain]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									94,000				104,000
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																									102,000				106,000
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Not later than one year [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																					4,000				4,000
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Later than one year and not later than two years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																	4,000				4,000
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Later than two years and not later than three years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount													5,000				4,000
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Later than three years and not later than four years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount									5,000				5,000
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Later than four years and not later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount					5,000				5,000
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount	79,000				84,000
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | At fair value [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									103,000				106,000
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Carrying amount [Domain]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									103,000				106,000
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Euro Member Countries, Euro
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																									87,000				91,000
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Euro Member Countries, Euro | Not later than one year [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																					4,000				4,000
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Euro Member Countries, Euro | Later than one year and not later than two years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																	4,000				4,000
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Euro Member Countries, Euro | Later than two years and not later than three years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount													5,000				4,000
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Euro Member Countries, Euro | Later than three years and not later than four years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount									5,000				5,000
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Euro Member Countries, Euro | Later than four years and not later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount					5,000				5,000
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Euro Member Countries, Euro | Later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount	64,000				69,000
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Euro Member Countries, Euro | At fair value [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									87,000				91,000
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Euro Member Countries, Euro | Carrying amount [Domain]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									87,000				91,000
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Poland, Zlotych
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | zł																											zł 15				zł 15
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Poland, Zlotych | Not later than one year [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | zł																							zł 0				0
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Poland, Zlotych | Later than one year and not later than two years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | zł																			zł 0				zł 0
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Poland, Zlotych | Later than two years and not later than three years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | zł															zł 0				zł 0
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Poland, Zlotych | Later than three years and not later than four years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | zł											zł 0				zł 0
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Poland, Zlotych | Later than four years and not later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | zł							zł 0				zł 0
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Poland, Zlotych | Later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | zł			zł 15				zł 15
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Poland, Zlotych | At fair value [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings | zł																											16				15
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Poland, Zlotych | Carrying amount [Domain]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings | zł																											zł 16				zł 15
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																									216,000			£ 49	304,000			£ 49
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | Not later than one year [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																					2,000				28,000			3
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | Later than one year and not later than two years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																	106,000			£ 3	5,000			£ 3
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | Later than two years and not later than three years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount													0			£ 3	230,000			3
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | Later than three years and not later than four years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount									0			£ 4	3,000			3
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | Later than four years and not later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount					109,000			£ 5	4,000			4
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | Later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount	0			£ 30	34,000			34
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | At fair value [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									211,000			47	295,000			49
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | Carrying amount [Domain]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									211,000			47	€ 295,000			49
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | United States of America, Dollars
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | $																										216				232
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | United States of America, Dollars | Not later than one year [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | $																						2				2
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | United States of America, Dollars | Later than one year and not later than two years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | $																		106				$ 2
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | United States of America, Dollars | Later than two years and not later than three years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | $														0				$ 228
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | United States of America, Dollars | Later than three years and not later than four years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | $										0				$ 0
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | United States of America, Dollars | Later than four years and not later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | $						109				$ 0
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | United States of America, Dollars | Later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | $		$ 0				$ 0
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | United States of America, Dollars | At fair value [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings | $																										211				224
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | United States of America, Dollars | Carrying amount [Domain]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings | $																										$ 211				$ 224
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | Euro Member Countries, Euro
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																									0
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | Euro Member Countries, Euro | Not later than one year [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																					€ 0
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | Euro Member Countries, Euro | Later than one year and not later than two years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																	€ 0
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | Euro Member Countries, Euro | Later than two years and not later than three years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount													€ 0
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | Euro Member Countries, Euro | Later than three years and not later than four years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount									€ 0
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | Euro Member Countries, Euro | Later than four years and not later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount					€ 0
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | Euro Member Countries, Euro | Later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount	€ 0
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | Euro Member Countries, Euro | At fair value [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									0
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | Euro Member Countries, Euro | Carrying amount [Domain]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									€ 0
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | United Kingdom, Pounds
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | £																												49				49
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | United Kingdom, Pounds | Not later than one year [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | £																								3				3
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | United Kingdom, Pounds | Later than one year and not later than two years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | £																				3				£ 3
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | United Kingdom, Pounds | Later than two years and not later than three years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | £																3				£ 3
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | United Kingdom, Pounds | Later than three years and not later than four years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | £												4				£ 3
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | United Kingdom, Pounds | Later than four years and not later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | £								5				£ 4
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | United Kingdom, Pounds | Later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | £				£ 30				£ 34
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | United Kingdom, Pounds | At fair value [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings | £																												47				49
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | United Kingdom, Pounds | Carrying amount [Domain]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings | £																												£ 47				£ 49